Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Schedule of Other Long-Term Liabilities
As at	December 31, 2025	December 31, 2024
	$	$
Opening balance	–	–
Original acquisition cost – First Guayabales Option	9,833,334	–
Original acquisition cost – Other mining concessions	750,000	–
Original acquisition cost – Lands	6,000,000	–
Fair value adjustment long-term liability (on date of acquisition)	(1,243,156)	–
Other Long-Term Liabilities Payments	(11,124,782)	–
Interest accretion expense	436,898	–
Balance, end of period	4,652,294	–
Current portion	(2,470,585)	–
Long-term portion	2,181,709	–

Schedule of Long-Term Liabilities by Project
Long-Term Liabilities by Project	Nominal Acquisition Cost	Payments	Interest Accretion	Fair Value Adjustment	December 31, 2025
	$	$	$	$	$
First Guayabales Option (a)	9,833,334	(8,333,334)	429,964	(504,403)	1,425,561
Other Mining Concessions (b)	750,000	(375,000)	158	(46,599)	328,559
Land acquisitions (c)	6,000,000	(2,416,448)	6,776	(692,154)	2,898,174
Balance, end of period	16,583,334	(11,124,782)	436,898	(1,243,156)	4,652,294
(a)	First Guayabales Option

On June 23, 2025, the Company has recognized a financial liability as a result of the exercise of its option to acquire the mining concession contract under the First Guayabales Option.

The present value of the total consideration owing to the optionor under the terms of the amended First Guayabales option agreement of $9,833,334 has been adjusted to reflect the time value of money using a discount rate of 9.25% over a period from 2025 to 2027 resulting in the recognition of a mining concession contract of $9,328,931 and a corresponding financial liability (See Note 9 (a)).

In December 2025, pursuant to the terms of an addendum, the Company elected to accelerate the payment of the remaining balance.

Of the remaining balance of $3,533,334 (See Note 9 (a)), a payment of $588,889 was made on December 20, 2025, in accordance with the original payment schedule. Subsequently, the Company elected to further accelerate the settlement of the remaining balance. Accordingly, an additional payment of $1,444,445 was made on December 30, 2025, and the final balance of $1,500,000 was paid on January 26, 2026. Upon completion of these payments, the total outstanding obligation under the agreement was fully settled.

As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $1,425,561.

(b)	Other Mining Concessions

On July 16, 2025, the Company has recognized a financial liability as a result of the acquisition of a mining concession under a two-year term for a total consideration of $750,000.

The present value of the total consideration owing to the seller under the terms of the agreement of $750,000 has been adjusted to reflect the time value of money using a discount rate of 9.25% over a period from 2025 to 2027 resulting in the recognition of a mining concession of $703,401 and a corresponding financial liability (See Note 14).

The total amount of $750,000 will be paid as follows:

●	An initial instalment of $375,000 was paid in July 2025, and

●	Annual instalments of $187,500 to be paid in 2026 and 2027.

As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $328,559.

(c)	Lands

On September 18, 2025, the Company has recognized a financial liability as a result of the acquisition of land under a four-year term agreement for a total consideration of $6,000,000.

The present value of the total consideration owing to the seller under the terms of the agreement of $6,000,000 has been adjusted to reflect the time value of money using a discount rate of 9.50% over a period from 2025 to 2029 resulting in the recognition of a property, plant and equipment of $5,307,846 and a corresponding financial liability (See Note 8 (a)).

The total amount of US$6,000,000 will be paid as follows:

●	An initial total instalment of $2,250,000 was paid in October 2025, and

●	Annual instalments of $937,500 to be paid from 2026 to 2029.

As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $2,898,175.

Schedule of Fair Value Payment Schedule by Project
Fair Value – Payment schedule by Project	Less than 1 year	Year 2	Year 3	Year 4	Total
	$	$	$	$	$
First Guayabales Option (a)	1,425,561	–	–	–	1,425,561
Other Mining Concessions (b)	171,542	157,017	–	–	328,559
Land acquisitions (c)	873,482	797,701	728,313	498,678	2,898,174
Balance, end of period	2,470,585	954,718	728,313	498,678	4,652,294

(a)	First Guayabales Option

On June 23, 2025, the Company has recognized a financial liability as a result of the exercise of its option to acquire the mining concession contract under the First Guayabales Option.

The present value of the total consideration owing to the optionor under the terms of the amended First Guayabales option agreement of $9,833,334 has been adjusted to reflect the time value of money using a discount rate of 9.25% over a period from 2025 to 2027 resulting in the recognition of a mining concession contract of $9,328,931 and a corresponding financial liability (See Note 9 (a)).

In December 2025, pursuant to the terms of an addendum, the Company elected to accelerate the payment of the remaining balance.

Of the remaining balance of $3,533,334 (See Note 9 (a)), a payment of $588,889 was made on December 20, 2025, in accordance with the original payment schedule. Subsequently, the Company elected to further accelerate the settlement of the remaining balance. Accordingly, an additional payment of $1,444,445 was made on December 30, 2025, and the final balance of $1,500,000 was paid on January 26, 2026. Upon completion of these payments, the total outstanding obligation under the agreement was fully settled.

As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $1,425,561.

(b)	Other Mining Concessions

On July 16, 2025, the Company has recognized a financial liability as a result of the acquisition of a mining concession under a two-year term for a total consideration of $750,000.

The present value of the total consideration owing to the seller under the terms of the agreement of $750,000 has been adjusted to reflect the time value of money using a discount rate of 9.25% over a period from 2025 to 2027 resulting in the recognition of a mining concession of $703,401 and a corresponding financial liability (See Note 14).

The total amount of $750,000 will be paid as follows:

●	An initial instalment of $375,000 was paid in July 2025, and

●	Annual instalments of $187,500 to be paid in 2026 and 2027.

As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $328,559.

(c)	Lands

On September 18, 2025, the Company has recognized a financial liability as a result of the acquisition of land under a four-year term agreement for a total consideration of $6,000,000.

The present value of the total consideration owing to the seller under the terms of the agreement of $6,000,000 has been adjusted to reflect the time value of money using a discount rate of 9.50% over a period from 2025 to 2029 resulting in the recognition of a property, plant and equipment of $5,307,846 and a corresponding financial liability (See Note 8 (a)).

The total amount of US$6,000,000 will be paid as follows:

●	An initial total instalment of $2,250,000 was paid in October 2025, and

●	Annual instalments of $937,500 to be paid from 2026 to 2029.

As at December 31, 2025, the remaining fair value of the long-term liability outstanding for this agreement is $2,898,175.